Total Compensation Expense Recognized Relating to Options Granted to Employees (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation expense	$ 7,244	¥ 47,129	¥ 118,729	¥ 190,027
Cost of Revenues
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation expense	(43)	(277)	(4,110)	12,422
Selling and Marketing Expense
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation expense	(104)	(681)	2,490	13,488
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation expense	7,369	47,945	123,273	153,814
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation expense	$ 22	¥ 142	¥ (2,924)	¥ 10,303